Shareholder Report, Holdings (Details)	May 31, 2024
C000166019 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000166019 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000166019 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000166019 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000166019 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000166019 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000166019 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000166019 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
C000166019 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000166019 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000166019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000166019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000166019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[2]
C000166019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000166019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[2]
C000166019 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[2]
C000166019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
C000166019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000166019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[2]
C000166019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000166019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000166019 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[2],[3]
C000166019 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000160934 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000160934 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000160934 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000160934 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000160934 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000160934 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000160934 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000160934 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[4]
C000160934 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000160934 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000160934 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[5]
C000160934 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000160934 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[5]
C000160934 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000160934 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[5]
C000160934 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[5]
C000160934 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[5]
C000160934 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000160934 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[5]
C000160934 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000160934 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000160934 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[5],[6]
C000160934 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000160935 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000160935 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000160935 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000160935 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000160935 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000160935 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000160935 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000160935 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[7]
C000160935 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000160935 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000160935 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[8]
C000160935 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000160935 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[8]
C000160935 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000160935 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[8]
C000160935 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[8]
C000160935 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[8]
C000160935 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000160935 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[8]
C000160935 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000160935 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000160935 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8],[9]
C000160935 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000160936 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000160936 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000160936 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000160936 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000160936 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000160936 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[10]
C000160936 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[10]
C000160936 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[10]
C000160936 [Member] | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000160936 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000160936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[11]
C000160936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000160936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[11]
C000160936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000160936 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[11]
C000160936 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[11]
C000160936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[11]
C000160936 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000160936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[11]
C000160936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[11]
C000160936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000160936 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[11],[12]
C000160936 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[3]	Rounds to greater than (0.1)%.
[4]	Excludes short-term securities.
[5]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[6]	Rounds to greater than (0.1)%.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[9]	Rounds to greater than (0.1)%.
[10]	Excludes short-term securities.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[12]	Rounds to greater than (0.1)%.